15. TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2017
Trade And Other Receivables Tables
Trade and other receivables
	Note	12.31.2017	12.31.2016
Non Current
CAMMESA Receivable (1)		2,868	2,286
Other		6	6
Trade receivables, net		2,874	2,292

Tax credits		163	533
Allowance for tax credits		(14)	(105)
Related parties	36	794	740
Prepaid expenses		20	26
Financial credit		37	44
Guarantee deposits		92	80
Contractual receivables in Ecuador	42	998	850
Receivable for sale of property, plant and equipment		67	-
Other		11	9
Other receivables, net		2,168	2,177

Total non current		5,042	4,469

Current
Receivables from energy distribution sales		6,115	4,138
Receivables from MAT		436	311
CAMMESA		2,887	1,501
CAMMESA Receivable (1)		421	519
Receivables from oil and gas sales		769	1,038
Receivables from refinery and distribution sales		958	949
Receivables from petrochemistry sales		924	744
Related parties	36	170	108
Other		136	25
Allowance for doubtful accounts		(557)	(429)
Trade receivables, net		12,259	8,904

	Note	12.31.2017	12.31.2016
Tax credits		1,290	415
Advances to suppliers		11	24
Advances to employees		25	17
Related parties	36	215	98
Prepaid expenses		69	121
Receivables for non-electrical activities		218	143
Financial credit		83	126
Receivable for the sale of interests in subsidiaries and financial instruments		-	1,263
Guarantee deposits		1,053	941
Natural Gas Surplus Injection Promotion Program (2)		2,592	1,582
Insurance to recover		202	-
Expenses to be recovered		371	314
Receivables from arbitral proceedings		388	-
Other		528	343
Allowance for other receivables		(159)	(147)
Other receivables, net		6,886	5,240

Total current		19,145	14,144

(1)	As of December 31, 2017 and 2016, the Company and its generation subsidiaries hold receivables from CAMMESA which, at nominal value and together with accrued interest, amount to a total $ 4,508 million and $ 3,798 million, with an estimated recoverable value of $ 3,289 million and $ 2,805 million, respectively. These receivables are made up as follows:

a.	LVFVDs pursuant to SE Resolution No. 406/2003 for the 2004-2006 period. They have been assigned to FONINVEMEM in the amount of $ 68 million and $ 74 million including interest, and their estimated recoverable value amounts to $ 66 million and $ 71 million, respectively.

b.	LVFVDs pursuant to SE Resolution No. 406/2003 for the 2008-2013 period and the Trust under SE Resolution No. 95/2013 for the 2013-2016 period in the amount of $ 4,028 million and $ 3,232 million including interest, which estimated recoverable value amounts to $ 2,827 million and $ 2,242 million, respectively. As of December 31, 2017 and 2016, $ 1,445 and $ 1,159 million, including interest, have been allocated to the “2014 Agreement for the Increase of Thermal Generation Availability”, which estimated recoverable value amounts to $ 1,445 million and $ 1,050 million, respectively.

c.	LVFVDs for Maintenance Remuneration in the amount of $ 396 million and $ 492 million, respectively, to finance the overhauls previously authorized by the SE. They are valued at their nominal value plus accrued interest and, if applicable, they are netted from partial advances received under CAMMESA financing.
(2)	As of December 31, corresponds to balances pending collection for compensations under the IR and IE Programs for the April 2016-December 2017 period.

Aging analysis of trade receivables
	12.31.2017	12.31.2016
Less than three months	878	2,432
Three to six months	450	135
Six to nine months	22	37
From nine to twelve months	301	161
Up to twelve months	2	1
Total expired trade receivables	1,653	2,766

Allowance for the impairment of trade receivables
	12.31.2017	12.31.2016
At the beginning	429	88
Allowance for impairment	289	252
Decreases	(45)	(30)
Reversal of unused amounts	(1)	(23)
Reclassification to assets held for sale	(115)	-
Increases for purchases of subsidiaries	-	142
At the end of the year	557	429

Allowance for the impairment of other receivables
	12.31.2017	12.31.2016
At the beginning	252	314
Allowance for impairment	33	49
Decreases	(15)	(9)
Decreases for deconsolidation	-	(3)
Reversal of unused amounts	(97)	(180)
Increase for subsidiaries acquisition	-	81
At the end of the year	173	252